Commitments and Contingencies - Schedule of Future Minimum Annual Lease Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating leases:
2021	$ 564
2022	219
2023	105
2024	108
2025	61
Total undiscounted lease payments - operating leases	1,057
Less: imputed interest	(55)
Lease liability	$ 1,002